Exhibit 99.17

Schedule 12 - Data Integrity - Current Life Expectancy Set-Aside (LESA)
Unique ID	Customer Loan ID	Servicer Loan ID	Seller Loan ID	Investor Loan ID	Current Life Expectancy Set-Aside (Tape)	Current Life Expectancy Set-Aside (Audit)	Variance	Comment
640684409	XXX	XXX			$XXX	$XXX	$0.00	No Variance Found
640684485	XXX	XXX			$XXX	$XXX	$0.00	No Variance Found